Subsequent Events (Details) - Subsequent Event	2 Months Ended
	Mar. 13, 2020 USD ($)	Mar. 11, 2020 USD ($)
Navios Unison
Subsequent Event [Line Items]
Frequency of Payments		quarterly
Repayment installments		28
Repayment amount		$ 991,000
Balloon payment at maturity		$ 12,000,000
Maturity date		Mar. 31, 2027
Debt variable rate basis		LIBOR plus 310 bps
Debt instrument, basis spread on variable rate		3.10%
Navios Constellation
Subsequent Event [Line Items]
Frequency of Payments		quarterly
Repayment installments		28
Repayment amount		$ 1,020,000
Balloon payment at maturity		$ 13,500,000
Maturity date		Mar. 31, 2027
Debt variable rate basis		LIBOR plus 310 bps
Debt instrument, basis spread on variable rate		3.10%
Navios Unite
Subsequent Event [Line Items]
Frequency of Payments		quarterly
Repayment installments		20
Balloon payment at maturity		$ 9,000,000
Maturity date		Mar. 31, 2025
Debt variable rate basis		LIBOR plus 335 bps
Debt instrument, basis spread on variable rate		3.35%
YM Utmost
Subsequent Event [Line Items]
Frequency of Payments		quarterly
Repayment installments		20
Balloon payment at maturity		$ 9,000,000
Maturity date		Mar. 31, 2025
Debt variable rate basis		LIBOR plus 335 bps
Debt instrument, basis spread on variable rate		3.35%
Unrelated party
Subsequent Event [Line Items]
Proceeds from sale and leaseback agreement	$ 119,060,000
First 8 installments | Navios Unite
Subsequent Event [Line Items]
Daily repayment amount		$ 8,000
First 8 installments | YM Utmost
Subsequent Event [Line Items]
Daily repayment amount		8,000
Remaining 12 installments | Navios Unite
Subsequent Event [Line Items]
Daily repayment amount		3,400
Remaining 12 installments | YM Utmost
Subsequent Event [Line Items]
Daily repayment amount		$ 3,500